EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK

As of March 31, 2023, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrant	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

As of December 31, 2022, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.350	2,469,156
				2,469,156

SCHEDULE OF SHARE-BASED PAYMENT, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Three months ended March 31, 2023
Underlying value of ordinary shares ($)	5
Exercise price ($)	4.5
Expected volatility (%)	37.5%
Term of the options (years)	7
Risk-free interest rate	3.94%

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the three months ended March 31, 2023:

	For the Three months ended March 31, 2023
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	1,560,040	3.64
Granted	57,000	4.50
Fortfeited	(18,512)	3.37
Outstanding at end of period	1,598,528	3.68

Vested at end of period	908,803	3.15

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2020	737,049	2.61	6.23	2,446
Granted	648,712	4.09	-	-
Forfeited	(132,207)	3.34	-	-
Outstanding - December 31, 2021	1,253,554	3.31	5.65	5,884

Granted	479,000	4.50	-	-
Forfeited	(172,514)	3.57	-	-
Outstanding - December 31, 2022	1,560,040	3.64	5.17	2,116

Options Exercisable - December 31, 2022	838,994	3.10	4.24	1,595

SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES

The following table sets forth the total stock-based payment expenses resulting from options granted, included in the statements of operation and comprehensive income:

Three months ended March 31, 2023
USD in thousands
Cost of revenues	3
Research and development	140
Sales and marketing expenses	41
General and administrative	164
Total expenses	348

SCHEDULE OF SHARE-BASED PAYMENT,STOCK OPTIONS, VALUATION ASSUMPTIONS

	Year ended December 31, 2022	Year ended December 31, 2021
Underlying value of shares ($)	5.00-7.20	7.65-10.35
Exercise price ($)	4.5	2.61-7.2
Expected volatility (%)	40%	46%-49%
Term of the options (years)	7	7
Risk-free interest rate (%)	1.98%-3.95%	0.78%-1.51%

Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes RSU activity for the three months ended March 31, 2023:

	For the Three months ended March 31, 2023
	Amount of RSUs	Weighted Average Grant Date Fair Value per Share
		$
Outstanding at beginning of period	50,000	6.32
Vested	(16,664)	6.32
Unvested and Outstanding at end of period	33,336	6.32

The following table summarizes RSU activity for December 31, 2022:

	Amount of RSU	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term (years)
		$
Outstanding - December 31, 2021	-	-	-
Granted	110,000	6.8	-
Forfeited	(60,000)	7.2	-
Unvested and Outstanding - December 31, 2022	50,000	6.32	6.44